Commitments and contingencies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021 USD ($) restaurant period	Dec. 31, 2020 USD ($)
Line of Credit Facility [Line Items]
Reinvestment plan term				3 years
Percentage of gross sales of restaurants				5.00%
Initial royalty period				10 years
Royalty fee (as a percent)				5.20%
Number of subsequent payment periods | period				2
Percentage of gross sales on advertising and promotion activities				5.00%	5.00%
Required minimum fixed charge coverage ratio				1.50
Maximum leverage ratio				4.25
Growth investment period				1 year
Number of new restaurants | restaurant				200
Number of modernize restaurants | restaurant				400
Capital expenditures				$ 650,000
Provision for contingencies				34,086	$ 26,948
Provision for contingencies, current				2,140	2,024
Provision for contingencies, noncurrent				31,946	24,924
Provision related to claims covered by indemnification agreement				$ 1,188	$ 1,259
Covid-19 Pandemic
Line of Credit Facility [Line Items]
Percentage of gross sales on advertising and promotion activities				4.00%
Scenario, Forecast
Line of Credit Facility [Line Items]
Royalty fee (as a percent)	6.00%	6.00%	5.60%
Standby Letters of Credit
Line of Credit Facility [Line Items]
Standby letters of credit with an aggregate drawing amount				$ 80,000
Next Five Years
Line of Credit Facility [Line Items]
Royalty fee (as a percent)				6.00%
Last Five Years
Line of Credit Facility [Line Items]
Initial royalty period				5 years
Royalty fee (as a percent)				7.00%
Minimum
Line of Credit Facility [Line Items]
Tax law, estimate of possible loss				$ 240,000
Maximum
Line of Credit Facility [Line Items]
Tax law, estimate of possible loss				$ 271,000